Changes in Liabilities from Financing Activities	12 Months Ended
Dec. 31, 2023
Changes in Liabilities from Financing Activities [Abstract]
Changes in liabilities from financing activities
37.	Changes in liabilities from financing activities

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2023	$13,492,935	$10,360,684	$16,981	$23,870,600
Changes in cash flow from financing activities	2,845,059	(1,631,896)	(16,344)	1,196,819
Changes in other non-cash items	78,073	(78,073)	52,701	52,701
Impact of changes in foreign exchange rate	33,043	(10,404)	-	22,639
At December 31, 2023	$16,449,110	$8,640,311	$53,338	$25,142,759

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2022	$22,968,092	$12,829,264	$124,175	$35,921,531
Changes in cash flow from financing activities	(7,596,588)	(1,451,496)	(90,549)	(9,138,633)
Changes in other non-cash items	-	-	(7,277)	(7,277)
Impact of changes in foreign exchange rate	(1,878,569)	(1,017,084)	(9,368)	(2,905,021)
At December 31, 2022	$13,492,935	$10,360,684	$16,981	$23,870,600

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2021	$17,785,057	$11,321,966	$34,685	$29,141,708
Changes in cash flow from financing activities	4,672,902	1,213,207	(33,864)	5,852,245
Changes in other non-cash items	-	-	122,508	122,508
Impact of changes in foreign exchange rate	510,133	294,091	846	805,070
At December 31, 2021	$22,968,092	$12,829,264	$124,175	$35,921,531